UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez
385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1 – Schedule of Investments

Portfolio of Investments

Western Asset Premier Bond Fund

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 147.2%

Corporate Bonds and Notes — 76.6%

Aerospace and Defense — 1.5%
DRS Technologies Inc.	6.625%	2/1/16	$300	$296
L-3 Communications Corp.	6.375%	10/15/15	430	423
Northrop Grumman Corp.	7.750%	2/15/31	1,000	1,173
The Boeing Co.	6.125%	2/15/33	600	599

				2,491

Airlines — 9.6%
America West Airlines Inc.	8.057%	7/2/20	3,042	3,239
Continental Airlines Inc.	7.160%	3/24/13	914	905
Continental Airlines Inc.	6.900%	1/2/18	1,016	1,038
Continental Airlines Inc.	6.820%	5/1/18	959	948
Continental Airlines Inc.	6.545%	2/2/19	1,853	1,864
Continental Airlines Inc.	8.048%	11/1/20	708	758
Continental Airlines Inc.	6.703%	6/15/21	965	965
DAE Aviation Holdings Inc.	11.250%	8/1/15	460	481	A
Northwest Airlines Inc.	5.836%	8/6/13	2,399	2,243	B
United Air Lines Inc.	7.032%	10/1/10	288	289
United Air Lines Inc.	7.186%	4/1/11	60	61
United Air Lines Inc.	6.602%	9/1/13	939	942
US Airways Pass-Through Trust	6.850%	1/30/18	2,636	2,596

				16,329

Auto Components — 0.3%
Visteon Corp.	8.250%	8/1/10	645	568

Automobiles — 1.6%
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	1,000	1,067
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	1,000	1,240
Ford Motor Co.	4.250%	12/15/36	80	93	C
General Motors Corp.	8.375%	7/15/33	420	368

				2,768

Building Products — 0.5%
Associated Materials Inc.	0.000%	3/1/14	675	426	D
Nortek Inc.	8.500%	9/1/14	180	156
NTK Holdings Inc.	0.000%	3/1/14	550	338	D

				920

Capital Markets — 2.4%
Credit Suisse USA Inc.	6.500%	1/15/12	1,125	1,176
E*Trade Financial Corp.	7.375%	9/15/13	160	150
E*Trade Financial Corp.	7.875%	12/1/15	35	32
Morgan Stanley	6.600%	4/1/12	1,500	1,558
The Goldman Sachs Group Inc.	6.600%	1/15/12	1,200	1,257

				4,173

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued

Corporate Bonds and Notes — Continued

Chemicals — 1.9%
Georgia Gulf Corp.	9.500%	10/15/14	$310	$284
Huntsman International LLC	7.875%	11/15/14	95	101
Lyondell Chemical Co.	10.500%	6/1/13	135	145
The Dow Chemical Co.	6.000%	10/1/12	2,500	2,563
Westlake Chemical Corp.	6.625%	1/15/16	70	66

				3,159

Commercial Services and Supplies — 1.7%
Allied Security Escrow Corp.	11.375%	7/15/11	60	60
Interface Inc.	10.375%	2/1/10	400	422
Rental Service Corp.	9.500%	12/1/14	200	191
Waste Management Inc.	7.375%	5/15/29	2,000	2,146
Waste Management Inc.	7.750%	5/15/32	40	45

				2,864

Communications Equipment — N.M.
Motorola Inc.	7.625%	11/15/10	64	68

Computers and Peripherals — 0.1%
International Business Machines Corp.	4.750%	11/29/12	240	236

Consumer Finance — 1.9%
Ford Motor Credit Co.	8.110%	1/13/12	70	66	B
GMAC LLC	6.875%	8/28/12	150	141
GMAC LLC	8.000%	11/1/31	1,530	1,501
HSBC Finance Corp.	4.750%	7/15/13	1,670	1,589

				3,297

Containers and Packaging — 0.3%
Graham Packaging Co. Inc.	9.875%	10/15/14	298	295
Graphic Packaging International Corp.	9.500%	8/15/13	210	216

				511

Distributors — 0.2%
Keystone Automotive Operations Inc.	9.750%	11/1/13	480	391

Diversified Consumer Services — 0.4%
Education Management LLC	8.750%	6/1/14	155	159
Education Management LLC	10.250%	6/1/16	240	248
Service Corp. International	6.750%	4/1/16	140	136
Service Corp. International	7.625%	10/1/18	5	5
Service Corp. International	7.500%	4/1/27	60	56

				604

Diversified Financial Services — 6.3%
AAC Group Holding Corp.	0.000%	10/1/12	440	392	D
Air 2 US	8.027%	10/1/19	506	513	A
Boeing Capital Corp.	6.500%	2/15/12	1,000	1,054
Boeing Capital Corp.	5.800%	1/15/13	400	409
CCM Merger Inc.	8.000%	8/1/13	140	136	A
Citigroup Inc.	6.625%	6/15/32	1,000	1,044
DI Finance LLC	9.500%	2/15/13	502	520
Fuji Co. Ltd.	9.870%	6/30/08	790	811	A,D

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued

Corporate Bonds and Notes — Continued

Diversified Financial Services — Continued
General Electric Capital Corp.	3.750%	12/15/09	$740	$721
General Electric Capital Corp.	6.000%	6/15/12	700	722
General Electric Capital Corp.	5.450%	1/15/13	250	252
GrafTech Finance Inc.	10.250%	2/15/12	33	34
JPMorgan Chase and Co.	5.750%	1/2/13	1,750	1,775
JPMorgan Chase and Co.	5.125%	9/15/14	1,300	1,268
Milacron Escrow Corp.	11.500%	5/15/11	410	385
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	735	713

				10,749

Diversified Telecommunication Services — 3.0%
AT&T Inc.	6.250%	3/15/11	1,000	1,029	E
BellSouth Corp.	6.000%	10/15/11	1,000	1,024
Cincinnati Bell Inc.	7.000%	2/15/15	270	261
Cincinnati Bell Inc.	6.300%	12/1/28	25	22
Citizens Communications Co.	9.250%	5/15/11	90	98
Citizens Communications Co.	7.875%	1/15/27	115	112
Citizens Communications Co.	7.050%	10/1/46	25	20
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	215	232
Level 3 Financing Inc.	9.250%	11/1/14	320	315
Level 3 Financing Inc.	9.150%	2/15/15	50	48	B
MetroPCS Wireless Inc.	9.250%	11/1/14	35	36	A
NTL Cable PLC	8.750%	4/15/14	280	287
Qwest Communications International Inc.	7.250%	2/15/11	160	162
Qwest Corp.	7.875%	9/1/11	390	409
Qwest Corp.	8.875%	3/15/12	140	153
Qwest Corp.	7.500%	10/1/14	150	156
Telcordia Technologies Inc.	10.000%	3/15/13	485	400	A
Windstream Corp.	8.625%	8/1/16	330	352

				5,116

Electric Utilities — 4.4%
Duke Energy Corp.	6.250%	1/15/12	250	259
Edison Mission Energy	7.500%	6/15/13	20	20
Edison Mission Energy	7.750%	6/15/16	180	186
FirstEnergy Corp.	6.450%	11/15/11	610	631
FirstEnergy Corp.	7.375%	11/15/31	3,040	3,327
IPALCO Enterprises Inc.	8.625%	11/14/11	130	137	F
Midwest Generation LLC	8.560%	1/2/16	83	89
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,500	1,530
Orion Power Holdings Inc.	12.000%	5/1/10	150	164
Progress Energy Inc.	7.100%	3/1/11	117	123
Progress Energy Inc.	6.850%	4/15/12	750	790
TXU Electric Delivery Co.	7.000%	9/1/22	250	255

				7,511

Energy Equipment and Services — 0.4%
Complete Production Services Inc.	8.000%	12/15/16	150	148
Gulfmark Offshore Inc.	7.750%	7/15/14	270	272
Pride International Inc.	7.375%	7/15/14	240	246

				666

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued

Corporate Bonds and Notes — Continued

Food and Staples Retailing — 2.0%
CVS Corp.	5.789%	1/10/26	$905	$894	A
CVS Lease Pass-Through Trust	5.880%	1/10/28	981	935	A
CVS Lease Pass-Through Trust	6.036%	12/10/28	984	955	A
Delhaize America Inc.	9.000%	4/15/31	166	198
Safeway Inc.	5.800%	8/15/12	500	509

				3,491

Food Products — 0.2%
Dole Food Co. Inc.	7.250%	6/15/10	285	269

Gas Utilities — 0.6%
Panhandle Eastern Pipe Line Co.	4.800%	8/15/08	400	397
Southern Natural Gas Co.	8.000%	3/1/32	20	23
Suburban Propane Partners LP	6.875%	12/15/13	580	565

				985

Health Care Equipment and Supplies — 0.1%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	250	251

Health Care Providers and Services — 2.5%
Community Health Systems Inc.	8.875%	7/15/15	460	473	A
DaVita Inc.	6.625%	3/15/13	100	99
DaVita Inc.	7.250%	3/15/15	300	301
HCA Inc.	6.250%	2/15/13	85	75
HCA Inc.	6.500%	2/15/16	105	89
HCA Inc.	9.250%	11/15/16	195	207	A
HCA Inc.	9.625%	11/15/16	275	294	A,G
HCA Inc.	7.690%	6/15/25	90	74
HCA Inc.	7.500%	11/15/95	185	141
Tenet Healthcare Corp.	9.250%	2/1/15	2,810	2,480

				4,233

Hotels, Restaurants and Leisure — 1.3%
Buffets Inc.	12.500%	11/1/14	275	193
Denny’s Holdings Inc.	10.000%	10/1/12	90	93
El Pollo Loco Inc.	11.750%	11/15/13	195	201
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	530	559
MGM MIRAGE	8.500%	9/15/10	10	10
Pinnacle Entertainment Inc.	8.250%	3/15/12	250	253
Pokagon Gaming Authority	10.375%	6/15/14	250	274	A
River Rock Entertainment Authority	9.750%	11/1/11	180	186
Sbarro Inc.	10.375%	2/1/15	100	91
Snoqualmie Entertainment Authority	9.063%	2/1/14	110	107	A,B
Station Casinos Inc.	7.750%	8/15/16	205	203
Station Casinos Inc.	6.625%	3/15/18	100	84

				2,254

Household Durables — 0.5%
American Greetings Corp.	7.375%	6/1/16	20	19
K Hovnanian Enterprises Inc.	8.625%	1/15/17	300	247
Norcraft Cos.	9.000%	11/1/11	360	362

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued

Corporate Bonds and Notes — Continued

Household Durables — Continued
Norcraft Holdings LP	0.000%	9/1/12	$155	$139	D

				767

Independent Power Producers and Energy Traders — 2.4%
Dynegy Holdings Inc.	7.750%	6/1/19	450	430	A
Exelon Generation Co. LLC	6.950%	6/15/11	2,000	2,095
Mirant North America LLC	7.375%	12/31/13	350	355
NRG Energy Inc.	7.375%	2/1/16	505	506
NRG Energy Inc.	7.375%	1/15/17	225	225
The AES Corp.	9.000%	5/15/15	440	462	A

				4,073

Internet and Catalog Retail — N.M.
FTD Inc.	7.750%	2/15/14	60	57

IT Services — 1.1%
Electronic Data Systems Corp.	7.125%	10/15/09	700	713
Electronic Data Systems Corp.	7.450%	10/15/29	500	506
SunGard Data Systems Inc.	10.250%	8/15/15	630	658

				1,877

Leisure Equipment and Products — 1.0%
Eastman Kodak Co.	7.250%	11/15/13	1,800	1,786

Media — 7.1%
Affinion Group Inc.	10.125%	10/15/13	180	190
Affinion Group Inc.	11.500%	10/15/15	225	236
AMC Entertainment Inc.	11.000%	2/1/16	55	59
CCH I Holdings LLC	11.750%	5/15/14	470	435
CCH I Holdings LLC	12.125%	1/15/15	125	117
CCH I Holdings LLC	11.000%	10/1/15	337	341
CCH II Holdings LLC	10.250%	9/15/10	280	286
Charter Communications Holdings LLC	11.750%	5/15/11	110	105
Charter Communications Holdings LLC	12.125%	1/15/12	60	57
Clear Channel Communications Inc.	4.900%	5/15/15	700	527
CMP Susquehanna Corp.	9.875%	5/15/14	190	177
Comcast Cable Communications Inc.	6.750%	1/30/11	500	519
Comcast Corp.	5.900%	3/15/16	400	398
Comcast Corp.	7.050%	3/15/33	1,000	1,054
CSC Holdings Inc.	8.125%	7/15/09	30	30
CSC Holdings Inc.	8.125%	8/15/09	40	41
CSC Holdings Inc.	7.625%	4/1/11	50	50
CSC Holdings Inc.	6.750%	4/15/12	250	241
CSC Holdings Inc.	7.875%	2/15/18	45	44
Dex Media East LLC	12.125%	11/15/12	122	130
EchoStar DBS Corp.	7.000%	10/1/13	600	613
Idearc Inc.	8.000%	11/15/16	180	179
ION Media Networks Inc.	11.610%	1/15/13	55	56	A,B
Lamar Media Corp.	6.625%	8/15/15	120	116
Liberty Media LLC	3.750%	2/15/30	1,860	1,079	C
News America Holdings Inc.	8.875%	4/26/23	400	474
News America Inc.	6.625%	1/9/08	300	301
R.H. Donnelley Corp.	8.875%	10/15/17	710	721	A

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued

Corporate Bonds and Notes — Continued

Media — Continued
Time Warner Inc.	6.875%	5/1/12	$1,400		$1,469
Time Warner Inc.	7.700%	5/1/32	1,150		1,263
TL Acquisitions Inc.	10.500%	1/15/15	270		267	A
Tube City IMS Corp.	9.750%	2/1/15	185		181
Univision Communications Inc.	9.750%	3/15/15	115		112	A,G
WMG Acquisition Corp.	7.375%	4/15/14	160		139
XM Satellite Radio Inc.	9.856%	5/1/13	80		79	B
XM Satellite Radio Inc.	9.750%	5/1/14	110		110

					12,196

Metals and Mining — 1.4%
Alcoa Inc.	5.375%	1/15/13	750		740
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	960		1,049
Metals USA Inc.	11.125%	12/1/15	445		474
Noranda Aluminium Holding Corp.	11.146%	11/15/14	195		181	A,B,G

					2,444

Multi-Utilities — 0.6%
Dominion Resources Inc.	5.700%	9/17/12	770		773
MidAmerican Energy Holdings Co.	5.875%	10/1/12	250		254

					1,027

Multiline Retail — 0.2%
The Neiman-Marcus Group Inc.	9.000%	10/15/15	260		277	G

Oil, Gas and Consumable Fuels — 9.9%
Belden and Blake Corp.	8.750%	7/15/12	750		763
Chesapeake Energy Corp.	6.375%	6/15/15	480		471
Chesapeake Energy Corp.	6.625%	1/15/16	30		30
Colorado Interstate Gas Co.	6.800%	11/15/15	150		155
ConocoPhillips	4.750%	10/15/12	900		880
DCP Midstream LP	7.875%	8/16/10	750		800
Devon Energy Corp.	7.950%	4/15/32	1,000		1,192
Devon Financing Corp. ULC	6.875%	9/30/11	2,000		2,114
El Paso Corp.	6.375%	2/1/09	333		334
El Paso Corp.	7.750%	6/15/10	1,496		1,550
El Paso Corp.	7.800%	8/1/31	190		193
Exco Resources Inc.	7.250%	1/15/11	275		274
Gazprom	6.790%	10/29/09	31,200	RUB	1,272
Gazprom	7.000%	10/27/11	10,400	RUB	428
Hess Corp.	7.875%	10/1/29	1,640		1,885
Hess Corp.	7.300%	8/15/31	60		66
International Coal Group Inc.	10.250%	7/15/14	220		211
Kinder Morgan Energy Partners LP	7.125%	3/15/12	500		527
Occidental Petroleum Corp.	6.750%	1/15/12	500		529
Parker Drilling Co.	9.625%	10/1/13	300		321
Petrohawk Energy Corp.	9.125%	7/15/13	145		153
Pogo Producing Co.	6.875%	10/1/17	290		291
SemGroup LP	8.750%	11/15/15	305		298	A
SESI LLC	6.875%	6/1/14	10		10
Sonat Inc.	7.625%	7/15/11	500		517
Stone Energy Corp.	8.250%	12/15/11	160		160

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued

Corporate Bonds and Notes — Continued

Oil, Gas and Consumable Fuels — Continued
The Williams Cos. Inc.	7.500%	1/15/31	$902	$936
The Williams Cos. Inc.	8.750%	3/15/32	85	98
Valero Energy Corp.	7.500%	4/15/32	400	439

				16,897

Paper and Forest Products — 2.5%
Appleton Papers Inc.	8.125%	6/15/11	5	5
Appleton Papers Inc.	9.750%	6/15/14	305	304
NewPage Corp.	12.000%	5/1/13	260	279
Verso Paper Holdings LLC	11.375%	8/1/16	185	195
Weyerhaeuser Co.	6.750%	3/15/12	2,400	2,492
Weyerhaeuser Co.	7.375%	3/15/32	1,000	1,003

				4,278

Pharmaceuticals — 0.1%
Leiner Health Products Inc.	11.000%	6/1/12	280	235

Real Estate Investment Trusts (REITs) — 0.2%
Ventas Inc.	6.750%	4/1/17	260	259

Real Estate Management and Development — 0.3%
Ashton Woods USA LLC	9.500%	10/1/15	125	99
Kimball Hill Inc.	10.500%	12/15/12	45	31
Realogy Corp.	12.375%	4/15/15	495	374	A

				504

Road and Rail — 1.9%
Hertz Corp.	10.500%	1/1/16	645	697
Kansas City Southern Railway	7.500%	6/15/09	150	152
Saint Acquisition Corp.	13.308%	5/15/15	135	92	A,B
Saint Acquisition Corp.	12.500%	5/15/17	405	271	A
Union Pacific Corp.	6.125%	1/15/12	2,000	2,049

				3,261

Semiconductors and Semiconductor Equipment — 0.1%
Freescale Semiconductor Inc.	8.875%	12/15/14	235	227

Software — 0.1%
Activant Solutions Inc.	9.500%	5/1/16	165	145

Specialty Retail — 0.1%
Blockbuster Inc.	9.000%	9/1/12	230	207
Eye Care Centers of America Inc.	10.750%	2/15/15	40	43

				250

Textiles, Apparel and Luxury Goods — 0.3%
Levi Strauss and Co.	9.750%	1/15/15	120	126
Levi Strauss and Co.	8.875%	4/1/16	50	51
Oxford Industries Inc.	8.875%	6/1/11	180	182
Simmons Co.	0.000%	12/15/14	90	72	D

				431

Thrifts and Mortgage Finance — 0.3%
Washington Mutual Bank	5.500%	1/15/13	440	424

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued

Corporate Bonds and Notes — Continued

Tobacco — 1.0%
Alliance One International Inc.	11.000%	5/15/12	$135	$143
Altria Group Inc.	7.000%	11/4/13	250	272
Altria Group Inc.	7.750%	1/15/27	1,000	1,229

				1,644

Trading Companies and Distributors — 0.5%
Ashtead Capital Inc.	9.000%	8/15/16	129	127	A
H&E Equipment Services Inc.	8.375%	7/15/16	345	336
Penhall International Corp.	12.000%	8/1/14	390	394	A

				857

Transportation Infrastructure — 0.2%
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	20	20	A,G
Hawker Beechcraft Acquisition Co.	9.750%	4/1/17	380	389	A

				409

Wireless Telecommunication Services — 1.6%
AT&T Mobility LLC	6.500%	12/15/11	250	261
New Cingular Wireless Services Inc.	8.125%	5/1/12	500	554
Rural Cellular Corp.	9.875%	2/1/10	100	104
Rural Cellular Corp.	8.250%	3/15/12	135	140
Sprint Capital Corp.	8.375%	3/15/12	1,450	1,597

				2,656

Total Corporate Bonds and Notes (Cost — $129,508)				130,885

Asset-Backed Securities — 13.1%
Fixed Rate Securities — 6.2%
ACE Securities Corp. 2002-M Trust	0.000%	10/13/17	312	9	A,H
America West Airlines 1996-1 A	6.850%	7/2/09	200	200
Captiva CBO 1997-1A A	6.860%	11/30/09	326	326	A,I
Contimortgage Home Equity Trust 1997-4 B1F	7.330%	10/15/28	689	477
Firstfed Corp. Manufactured Housing Contract 1996-1 B	8.060%	10/15/22	2,100	3,290	A
Global Franchise Trust 1998-1 A2	6.659%	10/10/11	2,147	2,103	A
Green Tree Financial Corp. 1992-2 B	9.150%	1/15/18	414	336
Green Tree Financial Corp. 1993-1 B	8.450%	4/15/18	550	501
Green Tree Financial Corp. 1999-4 A5	6.970%	5/1/31	51	51
Green Tree Home Improvement Loan Trust 1996-D HIB2	8.000%	9/15/27	149	104
Indymac Manufactured Housing Contract 1997-1 A5	6.970%	2/25/28	404	401
Mutual Fund Fee 2002-2	9.550%	4/30/08	561	11	A
Mutual Fund Fee Trust XIII Series 2000-3	9.070%	7/1/08	2,883	149
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	1,300	780	A
Structured Asset Securities Corp. 2002-AL1 A3	3.450%	2/25/32	1,355	1,221
Vanderbilt Mortgage Finance 1997-B 1B2	8.155%	10/7/26	561	573

				10,532

Indexed SecuritiesB — 2.9%
ACE Securities Corp. 2005-SD1 A1	5.531%	11/25/50	288	287
Bayview Financial Asset Trust 2004-SSRA A1	5.731%	12/25/39	719	684	A
Countrywide Home Equity Loan Trust 2007-GW A	6.303%	11/15/28	2,949	2,895

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued

Asset-Backed Securities — Continued

Indexed Securities — Continued
CS First Boston Mortgage Securities Corp. 2004-CF2 2A1	5.601%	5/25/44	$136	$134	A
Residential Asset Mortgage Products Inc. 2004-RZ1 AII	5.371%	3/25/34	494	477
Residential Asset Securities Corp. 2001-KS3 AII	5.591%	9/25/31	451	443

				4,920

Stripped Securities — 1.0%
Bear Stearns Asset Backed Securities Trust 2006-SD3 1P0	0.000%	8/25/36	1,939	1,600	J2
Oakwood Mortgage Investors Inc. 2002-C AIO	6.000%	8/15/10	734	90	J1

				1,690

Variable Rate SecuritiesK — 3.0%
BankAmerica Manufactured Housing Contract 1997-2 M	6.900%	4/10/28	100	122
Conseco Finance Securitizations Corp. 2002-1 A	6.681%	12/1/33	811	817
Greenpoint Manufactured Housing 1999-5 A5	7.820%	12/15/29	706	747
GSAMP Trust 2003-SEA2 A1	4.422%	7/25/33	2,772	2,530
Oakwood Mortgage Investors Inc. 2002-B A3	6.060%	3/15/25	384	359
Saxon Asset Securities Trust 2000-2 MF1	8.870%	7/25/30	586	584

				5,159

Total Asset-Backed Securities (Cost — $22,900)				22,301

Mortgage-Backed Securities — 7.5%
Fixed Rate Securities — 2.0%
Bear Stearns Asset Backed Securities Trust 2002-AC1 B4	7.000%	1/25/32	1,337	1,319	A
Enterprise Mortgage Acceptance Co. 1999-1 A1	6.420%	10/15/25	44	28	A
GMAC Commercial Mortgage Securities Inc. 1998-C1 A2	6.700%	5/15/30	230	231
GMAC Commercial Mortgage Securities Inc. 1998-C1 D	6.974%	5/15/30	1,000	1,002
Metropolitan Asset Funding Inc. 1998-BI B1	8.000%	11/20/24	995	864

				3,444

Indexed SecuritiesB — 3.9%
Bayview Commercial Asset Trust 2005-3A A2	5.531%	11/25/35	1,145	1,083	A
BlackRock Capital Finance LP 1997-R2 B5	6.866%	12/25/35	696	174	A
CNL Funding 1998-1 C2	6.364%	9/18/11	3,360	3,226	A
Harborview Mortgage Loan Trust 2004-8 3A2	5.903%	11/19/34	337	337
Harborview Mortgage Loan Trust 2005-9 B10	7.246%	6/20/35	1,334	1,088
Merit Securities Corp. 11PA B3	7.755%	9/28/32	850	170	A
Regal Trust IV 1999-1 A	5.724%	9/29/31	204	200	A
Washington Mutual Inc. 2004-AR12 A2A	5.953%	10/25/44	323	321

				6,599

Stripped Securities — 1.0%
LB-UBS Commercial Mortgage Trust 2001-C3 X	1.164%	6/15/36	2,689	80	A,J1
Prime Mortgage Trust 2005-2 2XB	1.743%	10/25/32	4,066	413	J1
Prime Mortgage Trust 2005-5 1X	0.888%	7/25/34	15,351	417	J1
Prime Mortgage Trust 2005-5 1XB	1.570%	7/25/34	3,285	313	J1
Residential Asset Mortgage Products, Inc. 2005-SL2 AP0	0.000%	2/25/32	663	535	J2

				1,758

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued

Mortgage-Backed Securities — Continued

Variable Rate SecuritiesK — 0.6%
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	$1,050	$1,026

Total Mortgage-Backed Securities (Cost — $13,018)				12,827

U.S. Government and Agency Obligations — 8.8%
Fixed Rate Securities — 3.3%
United States Treasury Bonds	5.375%	2/15/31	2,500	2,676	L
United States Treasury Bonds	4.500%	2/15/36	850	806	L
United States Treasury Notes	4.625%	2/15/17	610	613	L
United States Treasury Notes	4.500%	5/15/17	1,560	1,551	L

				5,646

Treasury Inflation-Protected SecuritiesM — 5.5%
United States Treasury Inflation-Protected Security	3.625%	1/15/08	2,966	2,962	L
United States Treasury Inflation-Protected Security	3.000%	7/15/12	2,954	3,075	L
United States Treasury Inflation-Protected Security	2.000%	7/15/14	3,315	3,270	L

				9,307

Total U.S. Government and Agency Obligations (Cost — $14,723)				14,953

U.S. Government Agency Mortgage-Backed Securities — 7.6%
Fixed Rate Securities — 7.6%
Fannie Mae	6.000%	12/1/37	12,000	12,004	N
Fannie Mae	6.500%	8/25/44	937	962

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $12,980)				12,966

Yankee BondsI — 22.3%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	229	241	A

Chemicals — 0.2%
Methanex Corp.	8.750%	8/15/12	195	207
Montell Finance Co. BV	8.100%	3/15/27	200	174	A

				381

Commercial Banks — 1.3%
ATF Capital BV	9.250%	2/21/14	660	672	A
HSBK Europe BV	7.250%	5/3/17	600	541	A
ICICI Bank Ltd.	6.375%	4/30/22	284	266	A,D
TuranAlem Finance BV	8.250%	1/22/37	440	372	A
TuranAlem Finance BV	8.250%	1/22/37	440	384	A

				2,235

Containers and Packaging — 0.1%
Smurfit Kappa Funding PLC	7.750%	4/1/15	230	224

Diversified Financial Services — 0.6%
Basell AF SCA	8.375%	8/15/15	150	137	A
Lukoil International Finance BV	6.356%	6/7/17	340	324	A
UFJ Finance Aruba AEC	6.750%	7/15/13	500	517

				978

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued

Yankee Bonds — Continued

Diversified Telecommunication Services — 1.8%
Axtel SA	11.000%	12/15/13	$221	$240
Deutsche Telekom International Finance BV	5.250%	7/22/13	600	587
France Telecom SA	8.500%	3/1/31	600	771	F
Intelsat Bermuda Ltd.	9.250%	6/15/16	225	234
Intelsat Bermuda Ltd.	11.250%	6/15/16	340	364
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	220	232	A
NTL Cable PLC	9.125%	8/15/16	140	145
Wind Acquisition Finance SA	10.750%	12/1/15	500	554	A

				3,127

Electric Utilities — 1.1%
Hydro-Quebec	6.300%	5/11/11	1,700	1,784

Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	210	216

Foreign Governments — 8.3%
Dominican Republic	9.500%	9/27/11	366	387	A
Federative Republic of Brazil	7.125%	1/20/37	856	956
Republic of Argentina	7.000%	9/12/13	818	713
Republic of Colombia	11.750%	2/25/20	768	1,125
Republic of Ecuador	10.000%	8/15/30	605	545	A
Republic of El Salvador	8.250%	4/10/32	412	488	A
Republic of Honduras	5.566%	10/1/11	151	148	B
Republic of Panama	9.375%	4/1/29	1,147	1,537
Republic of Panama	6.700%	1/26/36	542	557
Republic of Peru	8.750%	11/21/33	700	919
Republic of Peru	6.550%	3/14/37	427	441
Republic of Venezuela	9.375%	1/13/34	2	2
Russian Federation	7.500%	3/31/30	3,815	4,303	A
United Mexican States	7.500%	4/8/33	49	58
United Mexican States	6.750%	9/27/34	1,900	2,066

				14,245

Industrial Conglomerates — 2.1%
Tyco International Group SA	6.375%	10/15/11	1,000	1,023
Tyco International Group SA	6.875%	1/15/29	2,615	2,625

				3,648

Insurance — 0.6%
XL Capital Ltd.	5.250%	9/15/14	1,000	958

Media — N.M.
Sun Media Corp.	7.625%	2/15/13	55	54

Metals and Mining — 0.6%
Novelis Inc.	7.250%	2/15/15	105	101
Vale Overseas Ltd.	6.875%	11/21/36	920	948

				1,049

Oil, Gas and Consumable Fuels — 4.0%
Anadarko Finance Co.	6.750%	5/1/11	750	784
Anadarko Finance Co.	7.500%	5/1/31	1,000	1,089
Burlington Resources Finance Co.	7.400%	12/1/31	450	515

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued

Yankee Bonds — Continued

Oil, Gas and Consumable Fuels — Continued
Gazprom	6.212%	11/22/16	$540		$535	A
Gazprom	6.510%	3/7/22	230		228	A
OPTI Canada Inc.	7.875%	12/15/14	240		240	A
OPTI Canada Inc.	8.250%	12/15/14	205		207	A
Petrozuata Finance Inc.	8.220%	4/1/17	2,880		2,873	A
Western Oil Sands Inc.	8.375%	5/1/12	342		377

					6,848

Paper and Forest Products — 0.2%
Abitibi-Consolidated Co. of Canada	8.375%	4/1/15	350		255

Road and Rail — 0.7%
Canadian Pacific Railway Co.	6.250%	10/15/11	1,000		1,030
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	170		178

					1,208

Semiconductors and Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC	7.875%	10/15/14	150		144
NXP BV/NXP Funding LLC	9.500%	10/15/15	45		42

					186

Wireless Telecommunication Services — 0.3%
True Move Co. Ltd.	10.750%	12/16/13	200		202	A
Vodafone Group PLC	7.750%	2/15/10	250		264

					466

Total Yankee Bonds (Cost — $35,779)					38,103

Foreign Government Obligations — 4.2%
Federative Republic of Brazil	6.000%	5/15/15	4	BRL	3,130	O
Federative Republic of Brazil	6.000%	5/15/45	4	BRL	3,357	O
Republic of Argentina	4.008%	1/3/10	1,672	ARS	680	O

Total Foreign Government Obligations (Cost — $5,762)					7,167

Preferred Stocks — 3.7%
Chesapeake Energy Corp.	6.250%		0.3	shs	96	C
Fannie Mae	5.375%		—	P	1,467	C
Freddie Mac	5.160%		0.1		5	B
Freddie Mac	5.000%		0.2		8
General Motors Corp.	5.250%		225		4,790	C

Total Preferred Stocks (Cost — $5,140)					6,366

Trust Preferred Securities — 3.4%
Corp-Backed Trust Certificates	7.375%		34		656
Corp-Backed Trust Certificates	8.000%		16		281
CORTS Trust for Ford Motor Co.	8.000%		155		2,869
PreferredPlus TR-CCR1	8.250%		5		102
SATURNS-F 2003-5	8.125%		104		1,954

Total Trust Preferred Securities (Cost — $5,034)					5,862

Total Long-Term Securities (Cost — $244,844)					251,430

	Rate	Maturity Date	Par/Shares†		Value
Short-Term Securities — 7.1%

Foreign Government Obligations — 1.0%
Egypt Treasury Bills	0.000%	11/6/07	450	EGP	$80	H
Egypt Treasury Bills	0.000%	10/30/07	9,375	EGP	1,666	H

					1,746

Repurchase Agreement — 6.1%
Lehman Brothers Inc.
4.75%, dated 9/28/07, to be repurchased at $10,433 on 10/1/07(Collateral: $10,575 Fannie Mae note, 5.00%, due 9/15/08, value $10,638)
			$10,429		10,429

Total Short-Term Securities (Cost — $12,131)					12,175

Total Investments — 154.3% (Cost — $256,975) Q					263,605
Other Assets Less Liabilities — (12.2)%					(20,763)
Liquidation value of preferred shares — (42.1)%					(72,000)

Net Assets Applicable to Common Shareholders — 100.0%					$170,842

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts WrittenR
U.S. Treasury Bond Futures		December 2007	104		(15)

N.M.	Not Meaningful.
A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 22.38% of net assets.
B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2007.
C	Convertible Security - Security may be converted into the issuer’s common stock.
D	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
E	All or a portion of this security is collateral to cover futures contracts.
F	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
J	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
K	The coupon rates shown on variable rate securities are the rates at September 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
L	Position, or a portion thereof, with an aggregate market value of $14,953 has been segregated to collateralize reverse repurchase agreements.
M	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
N	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
O	Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
P	Amount represents less than $0.50.
Q	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,485
Gross unrealized depreciation	(5,855)

Net unrealized appreciation	$6,630

R	Futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

ARS	— Argentine Peso
BRL	— Brazilian Real
EGP	— Egyptian Pound
RUB	— Russian Ruble

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.

Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Credit default swaps (denoted in the table below by a superscript 1) involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Interest rate swap contracts (denoted in the table below by a superscript 2) involve the exchange of commitments to pay and receive interest based on a notional principal amount. Commodity swaps (denoted in the table below by a superscript 3) are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps (denoted in the table below by a superscript 4) are agreements to exchange the return generated by one instrument for the return generated by another instrument.

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

As of September 30, 2007, the one-and three-month London Interbank Offered Rates were 5.12% and 5.23%, respectively. The year-to-date Dow Jones-AIG Commodity Total Return Index return was 10.98%. The Lehman Brothers US ABS AAA Floating Home Equities Index was 5.33%. The 28 day Mexican Interbank Deposit Rate was 7.68%.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of open swap contracts outstanding at September 30, 2007:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	$43	$14

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43	13

Credit Suisse First Boston USA (ABX.HE-AAA 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	300	2

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43	9

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)[1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	43	11

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)[1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	58	12

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)[1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event notice	43	15

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)[1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event notice	43	17

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)[1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	43	7

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)[1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	43	6

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)[1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	22	3

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)[1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	16	5

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)[1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	16	7

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43	6

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)[1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	27	7

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)[1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43	11

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)[1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43	12

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)[1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	17	3

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43	13

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)[1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	43	14

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)[1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	43	6

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)[1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	43	12

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43	6

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)[1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	58	7

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)[1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43	6

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)[1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43	7

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)[1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43	9

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43	8

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)[1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	40	5

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)[1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	58	9

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)[1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	43	6

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)[1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	43	13

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43	7

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43	9

Credit Suisse First Boston USA (Park Place Securities Inc. 2005- WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)[1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	43	14

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005- WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)[1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	43	16

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1- Month LIBOR + 230bp, due 6/25/34)[1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	58	10

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1- Month LIBOR + 260bp, due 1/25/35)[1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	43	16

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)[1]	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	43	11

JP Morgan Chase & Co. (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	20,000	(500)

Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.86% Quarterly	30,000	396

Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.135% Quarterly	10,000	588

Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,000	773

Merrill Lynch & Co., Inc. (iBoxx IG)[1]	June 20, 2010	Specified amount upon credit event notice	0.4% Quarterly	15,000	106

				$91,874	$1,727

Item 2 – Controls and Procedures

(a)	Western Asset Premier Bond Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Premier Bond Fund
Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Premier Bond Fund
Date: November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Premier Bond Fund
Date: November 20, 2007